Leases - Schedule of Balance-sheet Information (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 281	$ 0
Operating lease liabilities, current	39	0
Operating lease liabilities, noncurrent	312	$ 0
Total operating lease liabilities	$ 351
Weighted Average Remaining Lease Term Operating leases	9 years
Weighted Average Discount Rate Operating leases	4.57%